Trade receivables - Movements in the allowance for current doubtful accounts (Details) - Trade receivables - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade receivables
At the beginning of the fiscal year	$ (633)	$ (386)
Additions -Bad debt expenses	(1,113)	(1,228)
Uses	1,162	989
Currency translation adjustments	(12)	(8)
At the end of the year	$ (596)	$ (633)